CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Total revenues	$ 284,226,379	$ 231,306,696
Cost of revenues	(108,603,620)	(69,581,096)
Selling, general and administrative expenses	(190,715,629)	(133,036,842)
Goodwill impairment charge	(417,822,304)
Income (loss) from operations	(432,915,174)	28,688,758
Interest income	1,948,231	2,123,246
Other income (loss), net	(6,723,440)	6,036,822
Income (loss) before taxes and equity in affiliates	(437,690,383)	36,848,826
Income tax expense (benefit)	5,119,614	(5,323,844)
Income (loss) before equity in affiliates	(432,570,769)	31,524,982
Loss from equity in affiliates	(495,655)	(122,566)
Net income (loss)	(433,066,424)	31,402,416
Less: net income (loss) attributable to non-controlling interest	(190,574,162)	8,171,850
Net income (loss) attributable to E-House shareholders	$ (242,492,262)	$ 23,230,566
Earnings (loss) per share:
Basic (in dollars per share)	$ (3.02)	$ 0.29
Diluted (in dollars per share)	$ (3.02)	$ 0.28
Shares used in computation:
Basic (in shares)	80,210,915	80,224,258
Diluted (in shares)	80,210,915	81,160,354